PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2020 (Unaudited)

Shares				Value

	COMMON STOCKS - 97.98%			$ 336,973,275
	(Cost $316,909,324)

	AUTOMOBILE MANUFACTURERS - 4.96%			17,045,720
32,530	Tesla, Inc. *			17,045,720

	BUSINESS SOFTWARE & SERVICES - 24.83%			85,367,680
10	Adobe, Inc. *			3,182
10	Alteryx, Inc. *			952
10	Atlassian Corporation Plc (Class A) (United Kingdom) *			1,373
10	Coupa Software Incorporated *			1,397
240,530	Microsoft Corp.			37,933,986
10	MongoDB, Inc. (Class A) *			1,365
60,920	Paycom Software, Inc. *			12,306,449
23,670	Paylocity Holding Corp. *			2,090,534
76,130	RingCentral, Inc. (Class A) *			16,132,708
10	salesforce.com, inc. *			1,440
10	ServiceNow, Inc. *			2,866
78,490	Splunk, Inc.			9,907,793
36,180	The Trade Desk, Inc. (Class A) *			6,982,740
10	Twilio Inc. (Class A) *			895

	CHINA INTERNET SERVICES - 0%			2,350
10	Alibaba Group Holding Ltd. - ADR *			1,945
10	JD.com - ADR *			405

	COMMUNICATION SERVICES - 0%			14,612
100	Zoom Video Communications, Inc. (Class A) *			14,612

	CONSUMER ELECTRONICS - 4.83%			16,628,898
65,390	Apple, Inc.			16,628,023
10	Roku, Inc. (Class A) *			875

	CYBERSECURITY EQUIPMENT & SERVICES - 3.63%			12,496,195
102,210	Okta, Inc. (Class A) *			12,496,195

	INTERNET SERVICES - 17.25%			59,307,823
10	Alphabet, Inc. (Class A) *			11,620
13,910	Amazon.com, Inc. *			27,120,605
43,850	Netflix, Inc. *			16,465,675
37,680	Shopify Inc. (Class A) *			15,709,923

	INTERNET SOCIAL MEDIA - 5.94% 0%			1,668
10	Facebook, Inc. (Class A) *			1,668

	IT FINANCIAL SERVICES - 8.4%			28,897,082
10	Fiserv, Inc. *			950
10	Global Payments Inc.			1,442
66,640	Mastercard Incorporated			16,097,558
133,660	PayPal Holdings, Inc. *			12,796,608
10	Square, Inc. (Class A) *			524

	SEMICONDUCTOR - 26.4%			90,810,997
521,150	Advanced Micro Devices, Inc. *			23,701,902
43,160	Inphi Corporation *			3,416,977
185,230	Intel Corporation			10,024,648
10	Lattice Semiconductor Corporation *			178
580,160	Marvell Technology Group Ltd.			13,129,021
10	Micron Technology, Inc. *			421
93,940	NVIDIA Corp.			24,762,584
10	Qorvo, Inc. *			806
10	QUALCOMM Incorporated			677
176,470	Skyworks Solutions, Inc.			15,772,889
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			478
10	Western Digital Corporation			416

	SEMICONDUCTOR EQUIPMENT - 7.68%			26,400,250
68,710	Applied Materials, Inc.			3,148,292
10	ASML Holding N.V. - ADR			2,616
96,870	Lam Research Corporation			23,248,800
10	Teradyne, Inc.			542

	EXCHANGE TRADED FUNDS - 0%			3,075
	(Cost $2,128)
10	Invesco QQQ ETF			1,904
10	VanEck Vectors® Semiconductor ETF			1,171

	TOTAL INVESTMENT SECURITIES - 97.98%			336,976,350
	(Cost $316,911,452)

	Other Assets in Excess of Liabilities - 2.02%			6,962,945

	NET ASSETS - 100.00%			$ 343,939,295
	Equivalent to $25.05 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at March 31, 2020, was $316,911,452. At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: *

			Unrealized Gain	$ 25,904,930
			Unrealized Loss	(5,840,032)
			Unrealized Gain	$ 20,064,898

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and are categorized in Level 1, 2 or Level 3 when appropriate.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 336,973,275	$ -	$ -	$ 336,973,275
Exchange Traded Funds	3,075	-	-	3,075
Total Investment Securities	$ 336,976,350	$ -	$ -	$ 336,976,350

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.